Related Party Transactions (Details)	3 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Dec. 25, 2023 USD ($)	Dec. 25, 2023 ILS (₪)	Oct. 31, 2023 USD ($)
Related Party Transactions [Line Items]
Proceed joint venture percentage	50.00%
Research and development expenses	$ 227,478	$ 587,630
Owed to the company	$ 85,382				$ 136,002
Rent expenses			$ 6,500	₪ 23,300
Borrowing rate			10.00%	10.00%
SciSparc Ltd [Member]
Related Party Transactions [Line Items]
Proceed joint venture percentage	50.00%
Research and development expenses	$ 502	$ 57,630
Owed to the company	$ 85,382				$ 136,002